INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset useful life	5 years		5 years
Indefinite lived trademarks	$ 25		$ 25
Amortization of intangible assets	$ 222	$ 223	$ 445	$ 446	$ 892